RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Jan. 17, 2014	Dec. 31, 2013	Dec. 31, 2012
Softbank and affiliates [Member]
Related party transactions [Line Items]
Accounts receivable	$ 1.6		$ 19.0
Accounts payable
Service period of sales to related party	3 years
Period over which product failure rates exceed a certain level under the penalty clause	7 years
Customer advances			3.1
Deferred revenue current			2.0
Deferred revenue noncurrent			3.8	4.6
Softbank and affiliates [Member] | Share Purchase Agreement [Member]
Related party transactions [Line Items]
Ownership interest held by related party (as a percent)		12.30%
Yellowstone [Member]
Related party transactions [Line Items]
Number of directors of the entity who served as a director in related party	1
Consulting services				$ 1.8